RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 14: RELATED PARTY TRANSACTIONS

The related parties of the company with whom transactions are reported in these financial statements are as follows:

Name of entity or Individual	Relationship with the Company and its subsidiaries
Chunghwa Wideband Best Network Co., Ltd.	Mr. Alan Chen is the Chairman and legal representative of this entity
Chunghwa United International Development Co., Ltd.	Mr. Alan Chen is the Chairman and legal representative of this entity.
Mega Media Investments Co., Ltd. (Taiwan Branch)	Entity controlled by Mr. Alan Chen
Jin Hao Kang Marketing Co., Ltd	Ms. Chiu-li Tu is the Chairman, Director, and legal representative of this entity.
Youchu International Digital Technology Co., Ltd.	Mr. Alan Chen is the Chairman and legal representative of this entity.
Chunghwa United Co., Ltd.	Ms. Chiu-li Tu is the Chairman, Director, and legal representative of this entity.
Wowtoday Co., Ltd.	Entity owned by a family member of the shareholder who holds 35% of NOWnews International (see Note 1)
Hwalian International Business Co., Ltd.	Mr. Alan Chen is the Chairman and legal representative of this entity.
Jingu Telecom Co., Ltd	Mr. Yih-Jong Shy is the Chairman and legal representative of this entity.
Chunghwa KinmenXiamen Network Co., Ltd.	Mr. Alan Chen is the legal representative of this entity
Mr. Alan Chen	Director and controlling beneficiary shareholder of the Company. Current Director and the former Chairman of NOWnews Network.
Ms. Chiu-li Tu	Wife of Mr. Alan Chen. Current Director of Supervisory Committee of NOWnews Network
Mr. Yih-Jong Shy	Director and CEO of the Company
Mr. Shang-hong Lin	Chairman of NOWnews Network

Transactions

	For the Six Months Ended June 30,
	2015	2014
Sales to Chunghwa Wideband Best Network Co., Ltd.	$-	$10,099
Sales to Chunghwa United International Development Co., Ltd.	-	2,917
Total	$-	$13,016

The primary services provided by NOWnews Network to those related parties were advertisement space on NOWnews Network’s website and broadcasting right of the films and news articles owned by NOWnews Network.

Due from related parties

	June 30,	December 31,
	2015	2014
Trade receivable from Chunghwa Wideband Best Network Co., Ltd.	$20,637	$42,855
Trade receivable from Youchu International Digital Technology Co., Ltd.	6,477	6,329
Trade receivable from Jin Hao Kang Marketing Co., Ltd	3,562	77,532
Trade receivable from Chunghwa United Co., Ltd.	2,137	2,089
Trade receivable from Wowtoday Co., Ltd.	1,777	1,661
Trade receivable from Mega Media Investments Co., Ltd. (Taiwan Branch)	-	38,509
Trade receivable from Chunghwa United International Development Co., Ltd.	-	2,926
Total	$34,590	$171,901

Due to related parties

	June 30,	December 31,
	2015	2014
Due to Mr. Alan Chen	$521,669	$649,377
Due to Ms. Chiu-li Tu	235,987	212,185
Due to Hwalian International Business Co., Ltd.	172,280	178,339
Due to Jingu Telecom Co., Ltd	74,679	32,595
Due to Mega Media Investments Co., Ltd. (Taiwan Branch)	70,173	-
Due to Shang-hong Lin	17,975	-
Due to Chunghwa KinmenXiamen Network Co., Ltd.	1,199	-
Due to Chunghwa United International Development Co., Ltd.	220	-
	$1,094,182	$1,072,495

Due to related parties were unsecured, had no written agreement, due on demand with no maturity date, and bearing no interest.

Guarantees

As of December 31, 2014, Mr. Chen and Ms. Tu provided personal guarantees on long-term loans obtained by NOWnews Network. In addition, the property collateralized for the long-term loans was owned by Mr. Chen and Ms. Tu (see Note 7).

NOTE 14: RELATED PARTY TRANSACTIONS

The related parties of the company with whom transactions are reported in these financial statements are as follows:

Name of entity or Individual	Relationship with the Company and its subsidiaries
Chunghwa Wideband Best Network Co., Ltd.	Mr. Alan Chen is the Chairman and legal representative of this entity
Chunghwa United International Development Co., Ltd.	Mr. Alan Chen is the Chairman and legal representative of this entity.
Mega Media Investment Co., Ltd	Entity controlled by Mr. Alan Chen
Jin Hao Kang Marketing Co., Ltd	Ms. Chiu-li Tu is the Chairman, Director, and legal representative of this entity.
Youchu International Digital Technology Co., Ltd.	Mr. Alan Chen is the Chairman and legal representative of this entity.
Chunghwa United Co., Ltd.	Ms. Chiu-li Tu is the Chairman, Director, and legal representative of this entity.
Wowtoday Co., Ltd.	Entity owned by a family member of the shareholder who holds 35% of NOWnews International (see Note 1)
Hwalian International Business Co., Ltd.	Mr. Alan Chen is the Chairman and legal representative of this entity.
Jingu Telecom Co., Ltd	Mr. Yih-Jong Shy is the Chairman and legal representative of this entity.
Mr. Alan Chen	Director and controlling beneficiary shareholder of the Company. Current Director and the former Chairman of NOWnews Network.
Ms. Chiu-li Tu	Wife of Mr. Alan Chen. Current Director of Supervisory Committee of NOWnews Network
Mr. Yih-Jong Shy	Director and CEO of the Company

Transactions

	For the Years Ended December 31,
	2014	2013
Sales to Jin Hao Kang Marketing Co., Ltd	$66,008	$-
Sales to Mega Media Investment Co., Ltd	33,004	-
Sales to Chunghwa Wideband Best Network Co., Ltd.	20,123	150,732
Sales to Chunghwa United International Development Co., Ltd.	2,906	-
Total	$122,041	$150,732

The primary services provided by NOWnews Network to those related parties were advertisement space on NOWnews Network’s website and broadcasting right of the films and news articles owned by NOWnews Network.

Due from related parties

	December 31,	December 31,
	2014	2013
Trade receivable from Jin Hao Kang Marketing Co., Ltd	$77,532	$2,213
Trade receivable from Chunghwa Wideband Best Network Co., Ltd.	42,855	144,213
Trade receivable from Mega Media Investment Co., Ltd	38,509	-
Trade receivable from Youchu International Digital Technology Co., Ltd.	6,329	6,704
Trade receivable from Chunghwa United International Development Co., Ltd.	2,926	-
Trade receivable from Chunghwa United Co., Ltd.	2,089	2,213
Trade receivable from Wowtoday Co., Ltd.	1,661	-
Due from Ms. Chiu-li Tu	-	85,824
Due from Mr. Alan Chen	-	9,772
Total	$171,901	$250,939

Due to related parties

	December 31,	December 31,
	2014	2013
Due to Mr. Alan Chen	$649,377	$8,000
Due to Ms. Chiu-li Tu	212,185	-
Due to Hwalian International Business Co., Ltd.	178,339	5,707
Due to Jingu Telecom Co., Ltd	32,595	-
Due to Chunghwa United International Development Co., Ltd.	-	803
	$1,072,495	$14,510

Due to related parties were unsecured, had no written agreement, due on demand with no maturity date, and bearing no interest.

Guarantees

As of December 31, 2014 and 2013, Mr. Chen and Ms. Tu provided personal guarantees on long-term loans obtained by NOWnews Network. In addition, the property collateralized for the long-term loans is owned by Mr. Chen and Ms. Tu (see Note 7).